SHARE-BASED COMPENSATION (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of Stock Options, Beginning Balance	8,618,204
Weighted Average Exercise Price, Beginning Balance	$ 2.78
Number of Stock Options, Granted	7,318,669
Weighted Average Exercise Price, Granted		$ 0.73	$ 3.89
Number of Stock Options, Forfeited	(1,344,375)
Number of Stock Options, Ending Balance	14,592,498	8,618,204
Weighted Average Exercise Price, Ending Balance	$ 1.48	$ 2.78
Number of Stock Option Exerciable	12,769,339
Weighted Average Exerciable Price	$ 1.45
Equity Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of Stock Options, Beginning Balance	8,618,204	13,538,102	5,793,374
Weighted Average Exercise Price, Beginning Balance	$ 2.79	$ 4.31	$ 4.14
Number of Stock Options, Granted		6,812,552	10,374,075
Weighted Average Exercise Price, Granted		$ 1.34	$ 3.45
Number of Stock Options, Forfeited		(11,732,450)	(2,629,347)
Number of Stock Options, Ending Balance		8,618,204	13,538,102
Weighted Average Exercise Price, Ending Balance		$ 2.79	$ 4.31
Weighted Average Exercise Price, Forfeited		$ (2.79)	$ (4.32)